Related Party Transactions (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	May 02, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Preferred dividends, amount			$ 1,875		$ 33,235	$ 35,517	$ 311,056
Officer compensation		419,144	397,795	658,347	1,207,124	1,592,990	2,126,243
Consulting fees					122,000	1,154,465	1,013,690
Three Parties [Member]
Consulting fees		0	86,585	0	193,024
Frank Wilkie [Member]
Consulting fees		0	33,200	0	120,404	120,404	419,204
Frank Wilkie [Member] | Series H Convertible Preferred Stock [Member]
Deposit		63,595		63,595
Clem Tacca [Member]
Consulting fees		30,000	40,000	50,000	40,000
Judith Willoughby [Member]
Consulting fees		0	37,500	30,000	50,700	50,700	75,000
Matthew Banks [Member]
Director fees							20,000
Consulting fees							27,500
R & H Nominees Pty Ltd [Member]
Director fees						29,800	27,500
R & H Nominees Pty Ltd [Member] | Harold Hansen [Member]
Director fees		0	9,000	0	26,500
Ascendant SC Pty Ltd [Member]
Consulting fees	$ 35,000	0	14,000	0	82,886	82,886	66,098
Worldwide Holdings, LLC [Member]
Consulting fees		0	50,000	50,000	50,000
Chief Executive Officer [Member]
Compensation expense		300,000	250,000	300,000	750,000
Accrued dividends payable		69,000		69,000
Preferred dividends, amount				29,917
Chief Operating Officer [Member]
Accrued dividends payable		20		20
Officer compensation		57,500	57,500	172,500	172,500	243,000	250,000
Director [Member] | Matthew Banks [Member]
Director fees		$ 0	$ 9,000	$ 0	$ 26,500	$ 29,800	$ 27,500